Amounts receivable and other	6 Months Ended
Jun. 30, 2025
Amounts receivable and prepaid expenses
Amounts receivable and other

6. Amounts receivable and other

As at	June 30, 2025	December 31, 2024
Royalty receivables	$17,779	$16,022
Prepaid expenses	141	664
Value added tax recoverable	422	267
Total amounts receivable and other	$18,342	$16,953

Royalty receivables represent amounts that are generally collected within 60 days of quarter-end. Prepaid expenses largely represent various insurance programs that are in place.